SUPPLEMENT TO PROSPECTUS

     This Supplement is filed pursuant to Rule 497 (d) with regard to Equity Investor Fund, Broadband Portfolio 2000 Series C, Defined Asset Funds.

The text of the supplement to the Prospectus dated June 2, 2000 is as follows:

                         Supplement dated June 9, 2000
                      To Prospectus dated June 2, 2000, of
                              Equity Investor Fund
                              Defined Asset Funds
                      ------------------------------------


The Sponsors for this fund are:

Merrill Lynch, Pierce, Fenner & Smith Incorporated (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

PaineWebber Incorporated (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of Americas,
New York, NY 10019

Dean Witter Reynolds Inc. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center-59th Floor,
New York, NY 10048


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